Cover	6 Months Ended
Jun. 30, 2023
Entity Addresses [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 3
Entity Registrant Name	AURORA TECHNOLOGY ACQUISITION CORP.
Entity Central Index Key	0001883788
Entity Tax Identification Number	98-1624542
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	4 Embarcadero Center
Entity Address, Address Line Two	Suite 1449
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	(345)
Local Phone Number	745-5000
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3rd Floor
Entity Address, Address Line Two	One Capital Place
Entity Address, Address Line Three	PO Box 10190
Entity Address, City or Town	George Town
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1002
Contact Personnel Name	Zachary Wang